Contract Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Contract Liabilities [Member]
Contract Liabilities [LIne Items]
Schedule of Contract Liabilities
	As of October 31,
	2025	2024
	US$	US$
Media and entertainment services income	388	424
Hotel operations, hospitality and VIP services income	276	760
	664	1,184